Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,115,000
Previously Paid Amount	0.00
Total Fee Amount	619.01
Total Offset Amount	0.00
Net Fee	619.01
Narrative - Max Aggregate Offering Price	$ 7,115,000
Final Prospectus	true